Lease - Schedule of Maturities of the Company’s Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 286,176
2026	136,344
2027	65,022
Thereafter	19,223
Less: Imputed interest/present value discount	(38,783)
Present value of lease liabilities	$ 467,982	$ 517,356